NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS	12 Months Ended
Dec. 31, 2025
New Standards And Amendments And Interpretations Of Existing Standards
NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

3)	NEW STANDARDS AND AMENDMENTS AND INTERPRETATIONS OF EXISTING STANDARDS

a)	Standards, amendments and interpretations of standards adopted from January 1, 2025

Amendments IAS 21 – Lack of convertibility between currencies

Issued in August 2023, the amendments require that useful and complete information be provided in a company's financial statements when one currency cannot be translated into another. The standard establishes that companies adopt a uniform approach when evaluating the possibility of conversion between different currencies. If conversion is not possible, the regulation requires the companies to determine an exchange rate to be used and to disclose this situation appropriately. These changes are effective as of January 1, 2025 and the Organization has concluded that there were no impacts with the application of this standard.

b)	Standards, amendments and interpretations of standards issued but not yet effective

Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments

The amendments, issued in May 2024, clarify the classification of financial assets with environmental, social and corporate governance (ESG) and similar characteristics, in addition to addressing criteria for the settlement of liabilities through electronic payment systems. These amendments are effective as of January 1, 2026 and the Organization concluded that there will be no initial impacts with the application of this standard.

New IFRS 18 - Presentation and Disclosure in Financial Statements

The new standard, issued in April 2024, replaces IAS 1 - Presentation of Financial Statements and introduces new requirements to improve disclosure of the financial performance of companies, including: Three categories defined for income and expenses – operating, investments and financing – and new defined subtotals, including operating income; Disclosure of information on company-specific indicators related to the statement of income, called performance measures defined by management; Improved guidance on the aggregation of information and whether it should be provided in the primary financial statements or in the notes; Greater transparency for operating expenses; and specific requirements on how companies, such as banks and insurance companies, classify revenues and expenses in the operating category. IFRS 18 will go into effect on January 1, 2027. The Organization is reviewing the impacts of the new standard.

New IFRS 19 – Subsidiaries without Public Accountability

The new standard, issued in May 2024, allows eligible subsidiaries to use IFRS accounting standards with reduced disclosures. This will reduce the costs of preparing financial statements for these subsidiaries, while maintaining the usefulness of the information for users of their financial statements. IFRS 19 will go into effect on January 1, 2027. The Organization concluded that there will be no initial impacts from the application of this standard.

Amendments to IAS 21 – Hyperinflationary Presentation Currency

The IASB has proposed amendments to IAS 21 to address the lack of guidance on how to translate financial statements when an entity presents its financial statements in a hyperinflationary presentation currency but has a non-hyperinflationary functional currency or foreign operations in that condition. The proposal requires translation using the closing rate for all amounts, with disclosure on the adoption of this approach and the presentation of summarized information on affected foreign operations. The amendments will be effective on January 1, 2027. The Organization is assessing the impacts of the new standard.